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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CR Intrinsic Investors, LLC
Address: 72 Cummings Point Road
         Stamford, Connecticut 06902

Form 13F File Number: 28-11740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Nussbaum
Title:   Authorized Person
Phone:   203-890-2094

Signature, Place, and Date of Signing:


/s/ Peter Nussbaum                     Stamford, Connecticut   February 14, 2008
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           89*

Form 13F Information Table Value Total:    $3,088,519
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----

 1    28-5608                S.A.C. Capital Management, LLC
 2    28-4043                S.A.C. Capital Advisors, LLC

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

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
          COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
---------------------------- -------- --------- -------- -------------------- -------------- -------- -------------------
                             TITLE OF             VALUE   SHRS OR  SHRS/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN  CALL   DISCRETION   MANAGERS SOLE   SHARED  NONE
--------------               -------- --------- -------- --------- ----- ---- -------------- ------------- --------- ----
ADOLOR CORP                  Common   00724X102    6,331 1,376,300 Shrs       Shared-Defined      1,2      1,376,300
AFFYMETRIX INC               Common   00826T108    8,099   350,000 Shrs       Shared-Defined      1,2        350,000
AGRIA CORP                   Common   00850H103      779    75,000 Shrs       Shared-Defined      1,2         75,000
AK STL HLDG CORP             Common   001547108   90,270 1,952,196 Shrs       Shared-Defined      1,2      1,952,196
ALLIANCE DATA SYSTEMS CORP   Common   018581108  442,587 5,901,948 Shrs       Shared-Defined      1,2      5,901,948
AMERICA MOVIL SAB DE CV      Common   02364W105    6,139   100,000 Shrs       Shared-Defined      1,2        100,000
APPLE INC                    Common   037833100   24,760   125,000 Shrs       Shared-Defined      1,2        125,000
APPLE INC                    Option   037833950    8,914    45,000       Put  Shared-Defined      1,2         45,000
APPLERA CORP                 Common   038020103  141,616 4,175,000 Shrs       Shared-Defined      1,2      4,175,000
ASSURED GUARANTY LTD         Common   G0585R106   27,334 1,029,900 Shrs       Shared-Defined      1,2      1,029,900
ASTRAZENECA PLC              Common   046353108    9,485   221,500 Shrs       Shared-Defined      1,2        221,500
ATLAS AMER INC               Common   049167109   39,729   671,325 Shrs       Shared-Defined      1,2        671,325
BCE INC                      Common   05534B760   31,940   800,000 Shrs       Shared-Defined      1,2        800,000
BIOGEN IDEC INC              Common   09062X103    2,561    45,000 Shrs       Shared-Defined      1,2         45,000
BIOMARIN PHARMACEUTICAL INC  Common   09061G101  106,200 3,000,000 Shrs       Shared-Defined      1,2      3,000,000
CARDINAL HEALTH INC          Common   14149Y108    1,444    25,000 Shrs       Shared-Defined      1,2         25,000
CEPHALON INC                 Common   156708109   78,886 1,099,300 Shrs       Shared-Defined      1,2      1,099,300
CEPHALON INC                 Option   156708909   20,853   290,600       Call Shared-Defined      1,2        290,600
CIGNA CORP                   Common   125509109    1,343    25,000 Shrs       Shared-Defined      1,2         25,000
CLEAR CHANNEL COMMUNICATIONS Common   184502102   86,300 2,500,000 Shrs       Shared-Defined      1,2      2,500,000
CMGI INC                     Common   125750307    1,309   100,000 Shrs       Shared-Defined      1,2        100,000
CVR ENERGY INC               Common   12662P108   11,223   450,000 Shrs       Shared-Defined      1,2        450,000
CVS CAREMARK CORPORATION     Common   126650100    1,590    40,000 Shrs       Shared-Defined      1,2         40,000
DAVITA INC                   Common   23918K108   21,413   380,000 Shrs       Shared-Defined      1,2        380,000
DIRECTV GROUP INC            Common   25459L106   10,982   475,000 Shrs       Shared-Defined      1,2        475,000
DYNEGY INC DEL               Common   26817G102   10,710 1,500,000 Shrs       Shared-Defined      1,2      1,500,000
ELAN PLC                     Common   284131208  148,365 6,750,000 Shrs       Shared-Defined      1,2      6,750,000
ENZO BIOCHEM INC             Common   294100102    2,548   200,000 Shrs       Shared-Defined      1,2        200,000
EQUITABLE RES INC            Common   294549100   70,375 1,320,851 Shrs       Shared-Defined      1,2      1,320,851
EURAND N V                   Common   N31010106    8,598   544,188 Shrs       Shared-Defined      1,2        544,188
F5 NETWORKS INC              Common   315616102    9,982   350,000 Shrs       Shared-Defined      1,2        350,000
FIRST SOLAR INC              Common   336433107    2,671    10,000 Shrs       Shared-Defined      1,2         10,000
FOCUS MEDIA HLDG LTD         Common   34415V109    9,942   175,000 Shrs       Shared-Defined      1,2        175,000
FOREST LABS INC              Common   345838106   58,320 1,600,000 Shrs       Shared-Defined      1,2      1,600,000
HEALTH NET INC               Common   42222G108    2,657    55,000 Shrs       Shared-Defined      1,2         55,000
HUNTSMAN CORP                Common   447011107   35,980 1,400,000 Shrs       Shared-Defined      1,2      1,400,000
IMMUCOR INC                  Common   452526106    8,498   250,000 Shrs       Shared-Defined      1,2        250,000
INSPIRE PHARMACEUTICALS INC  Common   457733103    5,900   986,639 Shrs       Shared-Defined      1,2        986,639
INTERNAP NETWORK SVCS CORP   Common   45885A300    3,332   400,000 Shrs       Shared-Defined      1,2        400,000
INVERNESS MED INNOVATIONS IN Common   46126P106    2,809    50,000 Shrs       Shared-Defined      1,2         50,000
ISHARES INC                  Common   464286822    2,800    50,000 Shrs       Shared-Defined      1,2         50,000
ISHARES TR                   Option   464287905    7,592   100,000       Call Shared-Defined      1,2        100,000
ISOLAGEN INC                 Common   46488N103      366   145,778 Shrs       Shared-Defined      1,2        145,778
K V PHARMACEUTICAL CO        Common   482740206   10,765   377,183 Shrs       Shared-Defined      1,2        377,183
KING PHARMACEUTICALS INC     Common   495582108   11,776 1,150,000 Shrs       Shared-Defined      1,2      1,150,000
KING PHARMACEUTICALS INC     Option   495582908    1,579   154,200       Call Shared-Defined      1,2        154,200
LIBERTY MEDIA HLDG CORP      Common   53071M302    2,912    25,000 Shrs       Shared-Defined      1,2         25,000
M & F WORLDWIDE CORP         Common   552541104   29,941   556,000 Shrs       Shared-Defined      1,2        556,000
MERCK & CO INC               Common   589331107    8,717   150,000 Shrs       Shared-Defined      1,2        150,000
METTLER TOLEDO INTERNATIONAL Common   592688105    8,535    75,000 Shrs       Shared-Defined      1,2         75,000
MICROSTRATEGY INC            Common   594972408    4,755    50,000 Shrs       Shared-Defined      1,2         50,000
MIRANT CORP NEW              Common   60467R100  213,876 5,486,818 Shrs       Shared-Defined      1,2      5,486,818
MYLAN INC                    Common   628530107   46,239 3,288,675 Shrs       Shared-Defined      1,2      3,288,675
NETGEAR INC                  Common   64111Q104   14,268   400,000 Shrs       Shared-Defined      1,2        400,000
NII HLDGS INC                Common   62913F201    2,416    50,000 Shrs       Shared-Defined      1,2         50,000
NRG ENERGY INC               Common   629377508  174,010 4,015,000 Shrs       Shared-Defined      1,2      4,015,000
NUCOR CORP                   Option   670346955  103,635 1,750,000       Put  Shared-Defined      1,2      1,750,000
OM GROUP INC                 Common   670872100   88,036 1,530,000 Shrs       Shared-Defined      1,2      1,530,000
OMNICARE INC                 Common   681904108      456    20,000 Shrs       Shared-Defined      1,2         20,000
ORIENT-EXPRESS HOTELS LTD    Common   G67743107  114,758 1,995,103 Shrs       Shared-Defined      1,2      1,995,103
OVERSEAS SHIPHOLDING GROUP I Common   690368105   22,329   300,000 Shrs       Shared-Defined      1,2        300,000
PAETEC HOLDING CORP          Common   695459107    4,875   500,000 Shrs       Shared-Defined      1,2        500,000
PENN NATL GAMING INC         Common   707569109   28,584   480,000 Shrs       Shared-Defined      1,2        480,000
PERKINELMER INC              Common   714046109    3,955   152,000 Shrs       Shared-Defined      1,2        152,000
PHARMION CORP                Common   71715B409  124,149 1,975,000 Shrs       Shared-Defined      1,2      1,975,000
POSCO                        Option   693483959    7,521    50,000       Put  Shared-Defined      1,2         50,000
POWERSHARES QQQ TRUST        Option   73935A904   76,830 1,500,000       Call Shared-Defined      1,2      1,500,000
POWERSHARES QQQ TRUST        Option   73935A954   66,586 1,300,000       Put  Shared-Defined      1,2      1,300,000
QUINTANA MARITIME LTD        Common   Y7169G109   19,237   837,100 Shrs       Shared-Defined      1,2        837,100
SANTARUS INC                 Common   802817304    2,782 1,011,480 Shrs       Shared-Defined      1,2      1,011,480
SCHERING PLOUGH CORP         Common   806605101   63,403 2,380,000 Shrs       Shared-Defined      1,2      2,380,000
SCRIPPS E W CO OHIO          Common   811054204   13,503   300,000 Shrs       Shared-Defined      1,2        300,000
SHIRE PLC                    Common   82481R106   25,236   366,000 Shrs       Shared-Defined      1,2        366,000
SOTHEBYS                     Common   835898107    2,858    75,000 Shrs       Shared-Defined      1,2         75,000
SOUTHERN UN CO NEW           Common   844030106   30,599 1,042,185 Shrs       Shared-Defined      1,2      1,042,185
SPANSION INC                 Common   84649R101    2,358   600,000 Shrs       Shared-Defined      1,2        600,000
SPDR TR                      Option   78462F953   65,795   450,000       Put  Shared-Defined      1,2        450,000
THIRD WAVE TECHNOLOGIES INC  Common   88428W108    2,417   250,500 Shrs       Shared-Defined      1,2        250,500
THOMPSON CREEK METALS CO INC Common   884768102   21,031 1,230,000 Shrs       Shared-Defined      1,2      1,230,000
TLC VISION CORP              Common   872549100    2,880   865,000 Shrs       Shared-Defined      1,2        865,000
UNIVERSAL AMERN FINL CORP    Common   913377107    2,687   105,000 Shrs       Shared-Defined      1,2        105,000
UNIVERSAL HLTH SVCS INC      Common   913903100    2,304    45,000 Shrs       Shared-Defined      1,2         45,000
USA MOBILITY INC             Common   90341G103    4,324   302,400 Shrs       Shared-Defined      1,2        302,400
VANDA PHARMACEUTICALS INC    Common   921659108    9,981 1,450,701 Shrs       Shared-Defined      1,2      1,450,701
WASHINGTON MUT INC           Common   939322103    3,403   250,000 Shrs       Shared-Defined      1,2        250,000
WATERS CORP                  Common   941848103    3,360    42,500 Shrs       Shared-Defined      1,2         42,500
WEYERHAEUSER CO              Common   962166104   22,122   300,000 Shrs       Shared-Defined      1,2        300,000
WYETH                        Common   983024100   39,334   890,100 Shrs       Shared-Defined      1,2        890,100
YINGLI GREEN ENERGY HLDG CO  Common   98584B103    3,870   100,000 Shrs       Shared-Defined      1,2        100,000
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